SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
FEBRUARY 28, 1998 PROSPECTUS
As of May 28, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund was merged into Fidelity Advisor Intermediate Municipal Income Fund and shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund became shareholders of Fidelity Advisor Intermediate Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on May 4, 1998. Fidelity Advisor Short-Intermediate Municipal Income Fund ceased to exist and is not offered.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 82, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or from your investment professional.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 8.
MUNICIPAL FUNDS





                  Operating Expenses                            Class A  Class T  Class B  Class C
INTERMEDIATE      Management fee                                0.39%    0.39%    0.39%    0.39%
MUNICIPAL INCOME

                  12b-1 fee (including 0.25% Shareholder
                  Service Fee for Class B and Class C shares)   0.15%    0.25%    0.90%    1.00%

                  Other expenses (after reimbursement)          0.36%    0.26%    0.36%    0.36%[A]

                  Total operating expenses                      0.90%    0.90%    1.65%    1.75%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 11.
MUNICIPAL FUNDS


                               Examples

                                            Full Redemption                             No Redemption

                                            Class A          Class T  Class B  Class C  Class B        Class C

INTERMEDIATE MUNICIPAL INCOME  1 year       $ 46             $ 36     $ 47[A]  $ 28[A]  $ 17           $ 18

                               3 years      $ 65             $ 55     $ 62[A]  $ 55     $ 52           $ 55

                               5 years[C]   $ 85             $ 76     $ 81     $ 95     $ 81           $ 95

                               10 years[C]  $ 144            $ 135    $ 140    $ 206    $ 140          $ 206


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 11.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:








                               Class A  Effective Date       Class T  Effective Date       Class B  Effective Date
Class C  Effective Date

Intermediate Municipal Income   0.90%   8/30/96               0.90%   5/29/98               1.65%   1/1/96
1.75%   11/1/97


The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 56. Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also co-manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior manager with Legal & General, Limited, from 1981 to 1995. Christine Thompson is Vice President and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces similar information found under the heading "Strategic Income Fund" in "Investment Principles and Risks" on page 59.
The fund invests primarily in debt securities, including lower-quality securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets. The fund also may invest a portion of its assets in convertible securities and common and preferred stocks.
The HIGH YIELD category includes high-yielding, lower-quality securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental securities of any quality of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
   The following information replaces the thirteenth and fifteenth paragraphs found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69.
   In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
   In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
The following information replaces similar information found in "How to Buy Shares" on page 72.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.
   The following information supplements the information found under the heading "Finder's Fee" in the "Transaction Details" section on page 80.
   Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.
   The following information replaces the third paragraph under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section on page 80.
   Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
   The following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transactions Details" section on page 80.
   Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 83.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
5. Purchased for an employee benefit plan, except certain small employer retirement plans;

EFFECTIVE AUGUST 24, 1998, the following information replaces the fourteenth and fifteenth paragraphs found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69. Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first
year of investment,    up to     the full amount of the Class C
service fee    may be     reallowed to investment professionals for
providing personal service to and/or maintenance of Class C
shareholder accounts.
For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions,
    during the first year of investment and thereafter,    up to
the full amount of the Class C distribution fee and Class C service
fee paid by such shares    may be     reallowed to investment
professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
EFFECTIVE AUGUST 24, 1998, the following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transactions Details" section on page 80.
Except as provided below, investment professionals with whom FDC has
agreements        receive as compensation from FDC, at the time of the
sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
EFFECTIVE AUGUST 24, 1998, the following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 83. A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
5. Purchased for (i) an employee benefit plan that has $25 million or more in plan assets or (ii) an employee benefit plan that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares; or


SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS:
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
FEBRUARY 28, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(1) IN EACH OF "INVESTMENT LIMITATIONS OF BALANCED FUND," "INVESTMENT
LIMITATIONS OF HIGH YIELD FUND,"    "INVESTMENT LIMITATIONS OF
MORTGAGE SECURITIES FUND,"     "INVESTMENT LIMITATIONS OF GOVERNMENT
INVESTMENT FUND," AND INVESTMENT LIMITATIONS OF SHORT FIXED-INCOME
FUND" FOUND ON PAGES 13, 15,    17,     18, AND 20, RESPECTIVELY.
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(5) IN "INVESTMENT LIMITATIONS OF GOVERNMENT INVESTMENT FUND" FOUND ON
PAGE 18.
The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION FOUND ON PAGE 36. SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE
SAI.
SPECIAL CONSIDERATIONS REGARDING THE RUSSIAN FEDERATION
The Russian Federation is the largest republic of the Commonwealth of Independent States with a 1995 population of 147,500,000. It is about one and four fifths of the land area of the United States and occupies most of eastern Europe and north Asia.
Russia has had a long history of political and economic turbulence. The U.S.S.R. lasted 69 years and for more than half that time it ranked as a nuclear superpower. In the 1930's tens of millions of its citizens were collectivized under state agricultural and industrial enterprises and millions died in political purges and the vast penal and labor system or in state-created famines. During World War II, as many as 20 million Soviet citizens died. After decades of communist rule the Soviet Union was dissolved on December 8, 1991 following a failed coup attempt against the government of Mikhail Gorbachev. On the day that the leaders declared that the Soviet Union ceased to exist, the Soviet republics were invited to join with Russia in the Commonwealth of Independent states (CIS). At one time or another those that have agreed to join have included the Ukraine, Belarus, Moldova, Georgia, Armenia, Azerbaijan, Uzbekistan, Turkmenistan, Tajikistan, Kazakhstan and Kyrgyzstan, but a number have dropped out since or have only observer status. Each of the republics is a sovereign state that controls its own economy and natural resources and collects its own taxes, providing only minimal support to the CIS.
Boris Yeltsin, President of Russia, inherited the mantle of economic and political chaos. With the freeing of most prices he staked his political life on the rapid creation of a free market economy. Since 1991 Yeltsin and his Russian reformers have been faced with the daunting task of stabilizing the Russian economy while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of the Russian people. To date, their efforts have yielded widely mixed results. On the one hand, they have made some impressive progress. Since 1992, they have abolished central planning, decontrolled prices, unified the foreign exchange market, made the ruble convertible, and privatized two thirds of the economy. They have accomplished this in spite of the crushing burdens inherited from the communist system: huge industrial enterprises that are unprofitable; an obsolete capital stock; a crumbling energy sector, huge external debt; and armies that had to be repatriated and resettled at home.
Russia remains a paradox among the major economies of the world in that it is a country marked by stagnation in production levels, but has few constraints on growth. Labor supply is adequate and savings are high. In addition, there is almost unlimited scope for increasing productivity through the introduction of improved technologies, production process and market-oriented managerial development. There are 147 million consumers who are slowly increasing their buying power and education standards are high. Russia is also rich in natural resources. It has 40% of the world's natural gas reserves, 6% of its oil, 25% of coal, diamonds, gold and nickel, and 30% of timber and bauxite. Approximately ten million people are engaged in agriculture and they produce half of the region's grain, meat, milk, and other dairy products.
The main reason for the continued poor performance of the Russian economy is the country's failure to mobilize the resources that are available. While the official unemployment rate was at 10.6% in 1996, up to half of the working population is, in effect, unemployed or, to a significant degree, underemployed in inefficient and unproductive industries. Much of the country's savings have been siphoned off through capital flight. Russia's technological potential for assimilating both domestic and foreign technologies is not being exploited. Industry privatization and restructuring initiatives have generally failed to mobilize the available factors of production as the country's privatization program virtually ensures the predominance of the old management teams that are largely non market-oriented in their management approach. Approximately 80% of Russian privatized companies continue to be majority-owned by insiders and only 10% are owned by investors with large enough stakes to influence the running of the company.
In July 1996, Boris Yeltsin was re-elected for a second term and it was hoped that the election would mark the start of a more stable period of economic growth. However, macroeconomic indicators in 1996 proved contradictory. On the one hand, the Russian government continued its strict credit policies, and the annual inflation rate for 1996 dropped to 23%, down from 131% in 1995. Inflation has since remained below 3% a month through the first half of 1997. In addition, expenditure cuts trimmed the budget deficit to 7% of GDP for the first nine months of 1996. On the other hand, however, GDP fell by 6% following 1995's 4% fall, while industrial production was down by 5% and real investment dropped by approximately 19%. Non-payment
continues to    represent     a serious problem for the economy,
particularly in the energy sector.
While Russia is widely believed to be one of the most risky markets in eastern Europe, it is also recognized for its potential for positive returns. In 1996 the Russian market delivered the world's best stock market performance and was among the top performing markets in the first half of 1997. However, the market has been essentially liquidity driven and concentrated in a very few of the country's largest companies. At just $65 billion, the total capitalization of the stock market accounts for just 12 percent of GDP. The majority of investors in Russian equities are small and medium-sized US hedge funds. In addition, several country specific funds have been established to make direct and portfolio investments in Russian companies. To facilitate foreign investment, a number of the larger Russian companies have issued equity in the form of American depositary receipts while six big firms have issued securities in the form of Russian depositary certificates. These certificates are issued and marketed by the Bank of New York. Any investment in Russia is risky and deciding which companies will perform well at this stage of the country's transformation is far from easy. A combination of poor accounting standards, inept management, limited shareholder rights and the criminalization of large sectors of the economy pose a significant risk, particularly to foreign investors.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 108.
Balanced may compare its performance to that of the Fidelity Balanced Composite Benchmark which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indices are used to calculate the Fidelity Balanced Composite Benchmark: equity - the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks; and bond - the Lehman Brothers Aggregate Bond Index, a benchmark of investment-grade bonds. The index weightings of the Fidelity Balanced Composite Benchmark are rebalanced monthly.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 110.
CLASS A SHARES ONLY
2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) and accounts managed by third parties do not qualify for this waiver;
3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;
4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;
5. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) having $25 million or more in plan assets; or
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 111.
CLASS T SHARES ONLY
5. to shares purchased for an employee benefit plan (as defined by ERISA (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly, Keogh/H.R. 10 plans), but including 403(b) programs));
6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that qualified for exemption (1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and
(ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE HEADING "FINDER'S FEE" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION BEGINNING ON PAGE 113.
FOR CLASS A AND CLASS T SHARES ONLY
FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable that have been held for the longest period of time.
With respect to employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
   Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 117.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 121.
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1997, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE

Aggregate
Compensation
from a FundA
J.
Gary    Ralph   Phyllis Richard  Robert  Edward C. E.      Donald  Peter   William  Gerald C. Edward H. Marvin Robert Thomas
Burkhe   F.      Burke   J. Flynn M.      Johnson   Bradley J.     S.      O. McCoy McDono    Malone    L.     C.     R.
ad(double               (double                                                     ugh       (double  Mann   Pozen Williams
dagger)  Cox     Davis   dagger)  Gates   3d(double Jones   Kirk   Lynch   (double            dagger)
                                          dagger)                  (double dagger)            (double
                                                                   dagger) (double            dagger)
                                                                           dagger)
                                                                           (double)
TechnoQuant
$ 0      $ 8     $ 8     $ 0      $ 5     $ 0       $ 8     $ 8     $ 0     $ 5      $ 10     $ 0       $ 8   $ 0    $ 8
Growth**,B

International
0        20      20      0        17      0         20      20      0       20       25          0      20    0        20
Capital
AppreciationB,++

Overseas*,B,C
0        481     471     64       121     0         474     474     0       260      575         66      481  0        478

MidCap**,B
0        144     141     6        66      0         142     142     0       94       175         6       144  0        144

Equity
0        2,067   2,022   127      783     0         2,038   2,038   0       1,110    2,506       123    2,067 0        2,069
Growth**,B,D,N

Growth
0        7,159   7,008   860      5,170   0         7,060   7,060   0       7,213    8,573       929    7,159 0        7,115
Opportunities
**,B,E,N,O

Strategic
0        265     259     0        170     0         261     261     0       227      326         0      265   0        265
Opportunities**,B

Large Cap**,B
0        24      24      1        11      0         24      24      0       16       29          1       24   0        24

Growth &
0        23      23      0        16      0         23      23      0       16       29          0       23   0        23
Income**,B

Equity
0        1,202   1,177   66       965     0         1,186   1,186   0       1,237    1,460       64     1,202 0        1,203
Income**,B,F,N

Balanced*,B,G,N
0        1,236   1,209   178      839     0         1,219   1,219   0       1,232    1,470       198    1,236 0        1,227

Emerging
0        49      48      0        33      0         49      49      0       42       61          0      49     0        49
Markets
Income***,B

High
0        1,013   991     123      729     0         998     998     0       1,021    1,212       132   1,013  0        1,006
Yield*,B,H,N

Strategic
0        67      66      0        45      0         66      66      0       57       83          0      67    0        67
Income***,B

Mortgage
0        204     199     82       98      0         200     200     0       202      235         68     204    0        204
Securities*,B,I,P

Government
0        92      90      15       57      0         91      91      0       90       105         14     92     0        91
Investment*,B,J

Intermediate
0        197     193     13       151     0         194     194     0       202      239         13     197    0        197
Bond**,B,K
Short Fixed-
0        166     161     25       109     0         164     164     0       164      197         28     166    0        165
Income*,B,L

Municipal
0        200     195     30       131     0         197     197     0       197      237         34     200    0        198
Income*,B,M

Municipal
0        395     386     0        326     0         389     389     0       404      486         0      395    0        395
 Bond***,B

Intermediate
0        27      27      2        21      0         27      27      0       28       33          2      27     0        27
Municipal
Income**,B

Short-
0        11      11      1        8       0         11      11      0       11       13          1      11     0        11
Intermediate
Municipal
Income**,B

TOTAL
0        214,500 210,000 0        176,000 0         211,500 211,500 0       214,500  264,500     0    214,500   0   214,500
COMPENSATION
FROM THE FUND
COMPLEX+,A



* Fiscal year ended October 31.
** Fiscal year ended November 30.
*** Fiscal year ended December 31.
(double dagger) Interested trustees of each fund and Mr. Burkhead are compensated by FMR.
(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board for the funds. Mr. McCoy was appointed to the Board of Trustees of Advisor Series II, III, IV, V, VI, Income Fund, and Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Advisor Series I, VII, and VIII on July 16, 1997, September 17, 1997, and June 18, 1997, respectively.
+ Information is as of December 31, 1997 for 230 funds in the complex. ++ Figures presented are estimates for the fund's first fiscal year end October 31, 1998.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000, Phyllis Burke Davis, $75,000, Robert M. Gates, $62,500, E. Bradley Jones, $75,000, Donald J. Kirk, $75,000, William O. McCoy, $75,000, Gerald C. McDonough, $87,500, Marvin L. Mann, $75,000, and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $53,699, Marvin L. Mann, $53,699, and Thomas R. Williams, $62,462.
B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $12, Phyllis Burke Davis, $12, Robert M. Gates, $0, Richard J. Flynn, $0, E. Bradley Jones, $12, Donald J. Kirk, $12, William O. McCoy, $0, Gerald C. McDonough, $12, Edward H. Malone, $12, Marvin L. Mann, $12, and Thomas R. Williams, $12.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $925, Phyllis Burke Davis, $925, Robert M. Gates, $330, Richard
J. Flynn, $0, E. Bradley Jones, $925, Donald J. Kirk, $925, William O. McCoy, $330, Gerald C. McDonough, $1,078, Edward H. Malone, $4, Marvin
L. Mann, $925, and Thomas R. Williams, $925.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3,130, Phyllis Burke Davis, $3,130, Richard J. Flynn, $0, Robert
M. Gates, $2,446, E. Bradley Jones, $3,130, Donald J. Kirk, $3,130, William O. McCoy, $3,044, Gerald C. McDonough, $3,624, Edward H. Malone, $165, Marvin L. Mann, $3,130, and Thomas R. Williams, $3,130. F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $541, Phyllis Burke Davis, $541, Richard J. Flynn, $0, Robert M. Gates, $454, E. Bradley Jones, $541, Donald J. Kirk, $541, William O. McCoy, $552, Gerald C. McDonough, $631, Edward H. Malone, $2, Marvin
L. Mann, $541, and Thomas R. Williams, $541.
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $535, Phyllis Burke Davis, $535, Richard J. Flynn, $0, Robert M. Gates, $397, E. Bradley Jones, $535, Donald J. Kirk, $535, William O. McCoy, $508, Gerald C. McDonough, $617, Edward H. Malone, $41, Marvin
L. Mann, $535, and Thomas R. Williams, $535.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $442, Phyllis Burke Davis, $442, Richard J. Flynn, $0, Robert M. Gates, $345, E. Bradley Jones, $442, Donald J. Kirk, $442, William O. McCoy, $430, Gerald C. McDonough, $512, Edward H. Malone, $23, Marvin
L. Mann, $442, and Thomas R. Williams, $442.
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $7, Phyllis Burke Davis, $7, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $7, Donald J. Kirk, $7, William O. McCoy, $0, Gerald C. McDonough, $7, Edward H. Malone, $7, Marvin L. Mann, $7, and Thomas R. Williams, $7.
N For the fiscal period ended in 1997, certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $870, Malone, $119, Mann, $870, Williams, $767); Growth Opportunities (Cox, $3,178, Malone, $764, Mann, $3,178, Williams, $2,464); Equity Income (Cox, $502, Malone, $62, Mann, $502, Williams, $449); Balanced (Cox, $557, Malone, $157, Mann, $557, Williams $410); and High Yield (Cox, $450, Malone, $109, Mann, $450, Williams, $348).
O Aggregate compensation from Growth Opportunities for the one month period ended November 30, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $697, Phyllis Burke Davis, $697, Richard J. Flynn, $0, Robert M. Gates, $688, Edward C. Johnson 3d, $0, E. Bradley Jones, $697, Donald
J. Kirk, $697, Peter S. Lynch, $0, William O. McCoy, $688, Gerald C. McDonough, $851, Edward H. Malone, $14, Marvin L. Mann, $697, Robert
C. Pozen, $0, and Thomas R. Williams, $697.
P Aggregate compensation from Mortgage Securities for the three month period ended October 31, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $51, Phyllis Burke Davis, $51, Richard J. Flynn, $0, Robert M. Gates, $51, Edward C. Johnson 3d, $0, E. Bradley Jones, $51, Donald J. Kirk, $51, Peter S. Lynch, $0, William O. McCoy, $51, Gerald C. McDonough, $63, Edward H. Malone, $0, Marvin L. Mann, $51, Robert C. Pozen, $0, and Thomas R. Williams, $51.
THE FOLLOWING INFORMATION SUPPLEMENTS THE "MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 127.
The following fee schedule is the current fee schedule for High Yield,
   Mortgage Securities,     Government Investment and Short
Fixed-Income, and replaces the similar information for each fund on pages 129 and 130.
GROUP FEE RATE SCHEDULE  EFFECTIVE ANNUAL FEE RATES

Average Group    Annualized  Group Net       Effective Annual Fee
Assets           Rate        Assets          Rate

 0 - $3 billion  .3700%       $ 0.5 billion  .3700%

 3 - 6           .3400         25            .2664

 6 - 9           .3100         50            .2188

 9 - 12          .2800         75            .1986

 12 - 15         .2500         100           .1869

 15 - 18         .2200         125           .1793

 18 - 21         .2000         150           .1736

 21 - 24         .1900         175           .1690

 24 - 30         .1800         200           .1652

 30 - 36         .1750         225           .1618

 36 - 42         .1700         250           .1587

 42 - 48         .1650         275           .1560

 48 - 66         .1600         300           .1536

 66 - 84         .1550         325           .1514

 84 - 120        .1500         350           .1494

 120 - 156       .1450         375           .1476

 156 - 192       .1400         400           .1459

 192 - 228       .1350         425           .1443

 228 - 264       .1300         450           .1427

 264 - 300       .1275         475           .1413

 300 - 336       .1250         500           .1399

 336 - 372       .1225         525           .1385

 372 - 408       .1200         550           .1372

 408 - 444       .1175

 444 - 480       .1150

 480 - 516       .1125

 Over 516        .1100

This fee schedule was approved by the shareholders of High Yield,
   Mortgage Securities,     Government Investment and Short
Fixed-Income.
THE FOLLOWING CHART REPLACES THE SIMILAR CHART FOUND IN THE
"MANAGEMENT CONTRACTS" SECTION ON PAGE 128.

FUND                                 DATE OF MANAGEMENT CONTRACT  DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth                    12/1/96                      12/23/96*

International Capital Appreciation    10/16/97                     10/31/97*

Overseas                              10/31/97                     9/17/97

Mid Cap                               1/18/96                      1/18/96*

Equity Growth                         8/1/97                       7/16/97

Growth Opportunities                  2/28/98                      7/16/97

Strategic Opportunities               2/28/98                      6/18/97

Large Cap                             1/18/96                      1/18/96*

Growth & Income                       12/1/96                      12/23/96*

Equity Income                         8/1/86                       7/23/86

Balanced                              6/1/98                       5/13/98

Emerging Markets Income               7/1/97                       6/18/97

High Yield                            6/1/98                       5/13/98

Strategic Income                      10/31/97                     6/18/97

Mortgage Securities                   8/1/9   8                    7/1   5    /9   8

Government Investment                 6/1/98                       5/13/98

Intermediate Bond                     1/1/95                       12/14/94

Short Fixed-Income                    6/1/98                       5/13/98

Municipal Income                      12/1/94                      11/16/94

Municipal Bond                        1/1/94                       12/15/93

Intermediate Municipal Income         7/1/95                       6/14/95

Short-Intermediate Municipal Income   7/1/95                       6/14/95


* Approved by FMR, then the sole shareholder of the fund.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 133.
The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1997 the annual basic fee rate would be calculated as follows:

                                     GROUP FEE RATE       INDIVIDUAL FUND       BASIC FEE RATE
                                                          FEE RATE

TechnoQuant Growth                    0.2942%        +     0.30%           =    0.5942%

International Capital Appreciation*   0.2942%        +     0.45%           =    0.7442%

Overseas                              0.2942%        +     0.45%           =    0.7442%

Mid Cap                               0.2942%        +     0.30%           =    0.5942%

Equity Growth                         0.2942%        +     0.30%           =    0.5942%

Growth Opportunities                  0.2942%        +     0.30%           =    0.5942%

Strategic Opportunities               0.2942%        +     0.30%           =    0.5942%

Large Cap                             0.2942%        +     0.30%           =    0.5942%

Growth & Income                       0.2942%        +     0.20%           =    0.4942%

Balanced                              0.2942%        +     0.15%           =    0.4442%

Emerging Markets Income               0.1372%        +     0.55%           =    0.6872%

High Yield                            0.1372%        +     0.45%           =    0.5872%

Strategic Income                      0.1372%        +     0.45%           =    0.5872%

Mortgage Securities                   0.1372%        +     0.30%           =    0.4372%

Government Investment                 0.1372%        +     0.30%           =    0.4372%

Intermediate Bond                     0.1372%        +     0.30%           =    0.4372%

Short Fixed-Income                    0.1372%        +     0.30%           =    0.4372%

Municipal Income                      0.1372%        +     0.25%           =    0.3872%

Municipal Bond                        0.1372%        +     0.25%           =    0.3872%

Intermediate Municipal Income         0.1372%        +     0.25%           =    0.3872%

Short-Intermediate Municipal Income   0.1372%        +     0.25%           =    0.3872%


* Estimated
THE FOLLOWING INFORMATION REPLACES THE SECOND, FOURTH, FIFTH, AND SIXTH PARAGRAPHS FOUND UNDER THE HEADING "DISTRIBUTION AND SERVICE PLANS" BEGINNING ON PAGE 137.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, and Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, Municipal Income, Short-Intermediate Municipal Income, and Intermediate Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75% for each fund with Class C shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Income purchased more than 144 months prior to such day and to Class B shares of Equity Income purchased more than 144 months prior to such day.
Currently,    up to     the full amount of distribution fees paid by
Class A and Class T    may be     reallowed to investment
professionals        as compensation for their services in connection
with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.
Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in
connection with the distribution of Class B shares, and    up to
    the full amount of service fees paid by Class B    may be
    reallowed to investment professionals        for providing
personal service to and/or maintenance of Class B shareholder accounts.
Currently, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment,
   up to     the full amount of distribution fees paid by Class C
   may be     reallowed to investment professionals        as
compensation for their services in connection with the distribution of
Class C shares, and    up to     the full amount of service fees paid
by Class C    may be     reallowed to investment professionals
    for providing personal service to and/or maintenance of Class C shareholder accounts.
   THE FOLLOWING TABLES REPLACE THE TABLES SHOWING DISTRIBUTION FEES AND, FOR CLASS B AND CLASS C, SERVICE FEES, PAID BY CLASS A, CLASS T, CLASS B, AND CLASS C, RESPECTIVELY, FOUND ON PAGES 139-141 IN THE "DISTRIBUTION AND SERVICE PLANS" SECTION.
   The table below shows the distribution fees paid by Class A for the fiscal years ended 1997.
   CLASS A DISTRIBUTION FEES
     1997


FUND                                 FEES PAID   PAID BY FDC TO     RETAINED BY
                                     TO FDC      INVESTMENT         FDC****
                                                 PROFESSIONALS

TechnoQuant Growth                   $ 9,431     $    9,265         $    166

Overseas                              6,465       6,238              227

Mid Cap                               6,575          6,326              249

Equity Growth                         36,449      36,286                163

Growth Opportunities                  28,348+        28,141+         207+

Growth Opportunities                  153,641++      153,641++       0++

Strategic Opportunities               2,516***       2,255***           261***

Large Cap                             3,619          3,142              477

Growth & Income                       6,421          6,256              165

Equity Income                         32,093      32,089                4

Balanced                              10,612      10,344             268

Emerging Markets Income               1,903          1,718              185

High Yield                            29,386      29,364             22

Strategic Income                      2,600          2,450           150

Mortgage Securities                   600*           565*               35*

Mortgage Securities                   530**          482**              48**

Government Investment                 1,086          945                141

Intermediate Bond                     3,177          3,056              121

Short Fixed-Income                    4,666          4,666              0

Municipal Income                      2,810          2,723           87

Intermediate Municipal Income         521            358             163

Short-Intermediate Municipal Income   523         372                151


    + For the fiscal period November 1, 1997 through November 30,
1997.
    ++ For the fiscal period November 1, 1996 through October 31,
1997.
   * For the fiscal period August 1, 1997 through October 31,
1997.
   ** For the fiscal period March 3, 1997 through July 31, 1997.
   *** For the fiscal period January 1, 1997 through November 30,
1997.
   **** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
   The table below shows the distribution fees paid by Class T for the fiscal years ended 1997.
   CLASS T DISTRIBUTION FEES

                                            1997

FUND                                        FEES PAID      PAID BY FDC TO  RETAINED BY
                                            TO FDC         INVESTMENT      FDC****
                                                           PROFESSIONALS

   TechnoQuant Growth                       $ 59,373       $ 58,479        $ 894

   Overseas                                  5,557,206      5,466,383       90,823

   Mid Cap                                   1,333,963      1,224,468       109,495

   Equity Growth                             19,297,519     19,090,886      206,633

   Growth Opportunities                      8,369,900+     8,200,499+      169,401+

   Growth Opportunities                      86,243,939++   85,413,638++    830,301++

   Strategic Opportunities                   2,266,860***   2,222,675***    44,185***

   Large Cap                                 179,058        176,655         2,403

   Growth & Income                           254,429        254,073         356

   Equity Income                             9,635,902      9,452,123       183,779

   Balanced                                  14,548,840     14,388,949      159,891

   Emerging Markets Income                   230,572        207,314         23,258

   High Yield                                4,929,860      4,878,524       51,336

   Strategic Income                          276,410        273,944         2,466

   Mortgage Securities                       8,099*         3,787*          4,312*

   Mortgage Securities                       2,602**        1,400**         1,202**

   Government Investment                     427,659        414,018         13,641

   Intermediate Bond                         655,179        632,537         22,642

   Short Fixed-Income                        570,695        561,631         9,064

   Municipal Income                          1,062,341      1,051,649       10,692

   Intermediate Municipal Income             127,082        124,865         2,217

   Short-Intermediate Municipal Income       37,068         36,623          445


   + For the fiscal period November 1, 1997 through November 30,
1997.
   ++ For the fiscal period November 1, 1996 through October 31,
1997.
   * For the fiscal period August 1, 1997 through October 31,
1997.
   ** For the fiscal period March 3, 1997 through July 31, 1997.
   *** For the fiscal period January 1, 1997 through November 30,
1997.
   **** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
   The table below shows the distribution fees and the shareholder service fees paid by Class B for the fiscal years ended 1997.
   CLASS B DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES

                                      1997

FUND                                  DISTRIBUTION  RETAINED BY     SHAREHOLDER   PAID BY FDC     RETAINED BY
                                      FEES PAID     FDC*****        SERVICE FEES  TO INVESTMENT   FDC****
                                      TO FDC                        PAID TO FDC   PROFESSIONALS

   TechnoQuant Growth                 $ 44,157      $ 44,157        $ 14,718      $ 14,625        $ 93

   Overseas                            215,984       215,984         71,995        71,995          0

   Mid Cap                             325,966       325,966         108,656       108,656         0

   Equity Growth                       217,770         217,770       72,590        72,590          0

   Growth Opportunities                247,111+      247,111+        82,370+       81,953+         417+

   Growth Opportunities                844,796++     844,796++       281,598++     281,598++       0++

   Strategic Opportunities             683,989***    683,989***      227,996***    227,107***      889***

   Large Cap                           120,477       120,477         40,162        39,938          224

   Growth & Income                     88,496        88,496          29,498        29,498          0

   Equity Income                       4,395,816     4,395,816       1,465,270     1,461,265       4.005

   Balanced                            47,252        47,252          15,751        15,407          344

   Emerging Markets Income             144,517       144,517         55,579        55,579          0

   High Yield                          2,991,471     2,991,471       1,150,565     1,150,565       0

   Strategic Income                    295,764       295,764         113,756       113,256         500

   Mortgage Securities                 1,950*        1,950*          749*          689*            60*

   Mortgage Securities                 994**         994**           380**         291**           89**

   Government Investment               112,488       112,488         43,269        42,928          341

   Intermediate Bond                   127,539       127,539         49,049        48,705          344

   Municipal Income                    259,150       259,150         99,673        99,539          134

   Intermediate Municipal Income       48,596        48,596          18,691        18,629          62


   + For the fiscal period November 1, 1997 through November 30,
1997.
   ++ For the fiscal period November 1, 1996 through October 31,
1997.
   * For the fiscal period August 1, 1997 through October 31,
1997.
   ** For the fiscal period March 3, 1997 through July 31, 1997.
   *** For the fiscal period January 1, 1997 through November 30,
1997.
   **** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.
   ***** Amounts are retained by FDC for use in its capacity as distributor.
   The table below shows the distribution fees and the shareholder service fees paid by Class C for the fiscal years ended 1997. (Class C shares were not offered prior to November 3, 1997.)



   CLASS C DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES
                                      1997
FUND                                      PAID BY FDC              RETAINED      SHAREHOLDER   PAID BY FDC     RETAINED BY
                           DISTRIBUTION   TO INVESTMENT          BY        FDC*  SERVICE FEES  TO INVESTMENT   FDC*
                           FEES PAID      PROFESSIONALS                          PAID TO FDC   PROFESSIONALS
                           TO FDC

   TechnoQuant Growth        $ 8            $ 0                       $ 8           $ 2           $ 0             $ 2

   Mid Cap                     84             0                         84            28            0               28

   Equity Growth               281            0                         281           94            0               94

   Growth Opportunities        1,701          0                         1,701         567           0               567

   Large Cap                   12             0                         12            2             0               2

   Growth & Income             113            0                         113           38            0               38

   Equity Income               192            0                         192           64            0               64

   Emerging Markets
   Income                      35             0                         35            12            0               12
   Strategic Income            354            0                         354           118           0               118

   Intermediate Bond           41             0                         41            14            0               14

   Intermediate Municipal
   Income                      4              0                         4             2             0               2



   * Amounts are retained by FDC for use in its capacity as
distributor.
THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH FOUND UNDER "CONTRACTS WITH FMR AFFILIATES" ON PAGE 144.
Each of the taxable funds has entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.
THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH OF THE "SHAREHOLDER AND TRUSTEE LIABILITY" SECTION FOUND UNDER "DESCRIPTION OF THE TRUSTS" ON PAGE 153.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust (except for Fidelity Advisor Series
II    and Fidelity Income Fund    ) provides that the trust shall not
have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to
the trust and its assets. Fidelity Advisor Series II's and    Fidelity
Income Fund's     Declaration of Trust    provides that each     trust
shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
THE FOLLOWING INFORMATION REPLACES THE "VOTING RIGHTS" SECTION FOUND UNDER "DESCRIPTION OF THE TRUSTS" ON PAGE 153.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights, and Class A, Class T, Class C, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of a trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each
trust (except Fidelity Advisor Series II    and Fidelity Income
Fund    ) or fund (except Balanced, Government Investment, High Yield,
   Mortgage Securities,     Short Fixed-Income, and Strategic Income)
may be terminated upon the sale of their assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the funds or trusts. Fidelity Advisor
Series II    and Fidelity Income Fund     or any of    their
respective     funds may be terminated upon sale of    their
assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of
   their     assets. Generally, the merger of    a     trust or a fund
with another entity or the sale of substantially all of the assets of
   a     trust or a fund to another entity requires the vote of a
majority of the outstanding shares of    a     trust or    a     fund,
as determined by the current value of each shareholder's investment in
the fund or trust. The Trustees of Fidelity Advisor Series II    and
Fidelity Income Fund     may, however, reorganize or terminate
   each     trust or any fund without prior shareholder approval. If
not so terminated, each trust and fund will continue indefinitely. Each fund (except Equity Income and Municipal Bond) may invest all of their assets in another investment company.
EFFECTIVE AUGUST 24, 1998, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" ON PAGE 111.
CLASS A SHARES ONLY
5. to shares purchased for (i) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) having $25 million or more in plan assets or (ii) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares; or
EFFECTIVE AUGUST 24, 1998, THE FOLLOWING INFORMATION REPLACES THE FIRST TWO PARAGRAPHS FOUND UNDER THE HEADING "FINDER'S FEE" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION BEGINNING ON PAGE 113.
FOR CLASS A AND CLASS T SHARES ONLY
FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."
EFFECTIVE AUGUST 24, 1998, THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH FOUND UNDER "DISTRIBUTION AND SERVICE PLANS" ON PAGE 138.
Currently and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment,
   up to     the full amount of distribution fees paid by Class C
   may be     reallowed to investment professionals        as
compensation for their services in connection with the distribution of
Class C shares, and    up to     the full amount of service fees paid
by Class C    may be     reallowed to investment professionals for
providing personal service to and/or maintenance of Class C shareholder accounts. For purchases of Class C shares made for an employee benefit plan (including 403(b) programs, but otherwise as
defined in ERISA)    or through reinvested dividends or capital gain
distributions    , during the first year of investment and thereafter,
   up to t    he full amount of distribution fees and service fees
paid by such Class C shares    may be     reallowed to investment
professionals        as compensation for their services in connection
with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.